Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,111,895.00
Previously Paid Amount	1,837.77
Total Fee Amount	2,010.74
Total Offset Amount	0.00
Net Fee	$ 172.97
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A